Business combinations - Goodwill Acquired (Details) - EUR (€)	Jul. 15, 2021	Dec. 31, 2020
Goodwill Acquired [Line Items]
Fair Value		€ 0
Consideration paid [member]
Goodwill Acquired [Line Items]
Fair Value	€ 1,384,700,000
Fair Value of Identifiable Net Assets and Liabilities
Goodwill Acquired [Line Items]
Fair Value	843,139,000
Goodwill on Acquisition Date
Goodwill Acquired [Line Items]
Fair Value	€ 541,561,000